Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Net loss	$ (1,228)	$ (16,708)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	25,063	30,612
Stock-based compensation	10,322	7,693
Foreign currency transaction loss (gain)	(1,603)	3,215
Deferred income taxes	(1,123)	(1,902)
Share in (profits) losses of associated companies	(1,228)	7,433
Gain from sale of unconsolidated entity	(3,578)
Other non-cash items, net	903	799
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	6,372	8,944
Inventories	(27,128)	(3,983)
Net investment in sales-type leases	1,801	4,262
Other current assets and prepaid expenses	(6,390)	(4,334)
Other non-current assets	3,875	(567)
Accounts payable	8,812	7,658
Other current liabilities	(12,798)	(2,046)
Deferred revenues	(1,357)	1,768
Other non-current liabilities	122	(2,746)
Net cash provided by operating activities	837	40,098
Cash flows from investing activities
Purchase of property and equipment	(10,423)	(12,403)
Investment in unconsolidated entities		(7,862)
Purchase of intangible assets	(800)	(634)
Proceeds from sale of plant and property	129	4,105
Proceeds from sale of subsidiaries and unconsolidated entity	4,909
Other investing activities	(385)	(347)
Net cash used in investing activities	(6,570)	(17,141)
Cash flows from financing activities
Repayment of debt	(27,293)	(2,572)
Proceeds from exercise of stock options	4,252	1,036
Acquisition of redeemable non-controlling interests		(1,500)
Net cash used in financing activities	(23,041)	(3,036)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,697	(2,001)
Net change in cash, cash equivalents and restricted cash	(27,077)	17,920
Cash, cash equivalents and restricted cash, beginning of period	393,734	329,359
Cash, cash equivalents and restricted cash, end of period	366,657	347,279
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	127	156
Transfer of inventory to fixed assets	$ 2,614	$ 1,150